Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)

Common Stocks 99.3%
Australia 4.2%
BGP Holdings PLC* (a)	11,394,023	51,576
GPT Group	622,720	2,174,498
Growthpoint Properties Australia Ltd.	318,622	841,051
Mirvac Group	1,392,232	2,645,125
Scentre Group	787,430	1,689,203
Vicinity Centres	1,399,066	1,756,395
Waypoint REIT	581,785	1,111,098
(Cost $8,556,161)		10,268,946
Belgium 1.0%
Aedifica SA (b)	8,862	1,018,139
VGP NV (b)	2,976	477,337
Warehouses De Pauw CVA	25,393	839,919
(Cost $1,612,274)		2,335,395
Canada 3.1%
Canadian Apartment Properties REIT (b)	73,859	3,165,469
Granite Real Estate Investment Trust (b)	22,061	1,341,531
RioCan Real Estate Investment Trust (b)	189,449	2,933,618
(Cost $5,488,234)		7,440,618
France 2.6%
Gecina SA	21,819	3,009,136
Unibail-Rodamco-Westfield	40,587	3,290,436
(Cost $5,131,933)		6,299,572
Germany 4.4%
Alstria Office REIT-AG	78,666	1,272,361
Deutsche Wohnen SE	61,581	2,873,978
Vonovia SE	99,585	6,510,686
(Cost $5,372,919)		10,657,025
Hong Kong 5.5%
CK Asset Holdings Ltd.	699,500	4,266,480
Hysan Development Co., Ltd.	466,000	1,823,488
Link REIT	332,308	3,036,594
Sun Hung Kai Properties Ltd.	132,500	2,015,585
SUNeVision Holdings, Ltd.	295,000	305,142
Swire Properties Ltd.	305,000	944,711
Wharf Holdings, Ltd.	289,000	765,927
Wharf Real Estate Investment Co., Ltd.	60,000	337,310
(Cost $10,739,838)		13,495,237
Japan 11.1%
Activia Properties, Inc.	673	2,959,630
Daibiru Corp.	122,467	1,584,706

Daiwa Securities Living Investments Corp.	338	331,753
Global One Real Estate Investment Corp.	1,897	2,073,265
Hulic Reit, Inc.	1,523	2,391,577
Japan Excellent Inc.	283	367,380
Kenedix Residential Next Investment Corp.	557	1,087,227
Kenedix Retail REIT Corp.	949	2,307,106
Mitsubishi Estate Co., Ltd.	165,800	2,900,301
Mitsui Fudosan Co., Ltd.	228,700	5,204,671
Mori Trust Hotel Reit, Inc. (b)	1,546	1,932,849
Mori Trust Sogo Reit, Inc.	1,167	1,643,529
NIPPON REIT Investment Corp.	250	956,407
Sumitomo Realty & Development Co., Ltd.	32,900	1,166,056
(Cost $22,370,190)		26,906,457
Singapore 2.9%
CapitaLand Ltd.	639,558	1,793,986
City Developments Ltd.	305,300	1,816,339
Keppel REIT	1,582,700	1,437,648
Mapletree Logistics Trust	852,000	1,224,986
Mapletree North Asia Commercial Trust	967,200	763,153
(Cost $6,554,270)		7,036,112
Spain 0.9%
Arima Real Estate SOCIMI SA*	61,807	652,735
Inmobiliaria Colonial Socimi SA	166,310	1,610,992
(Cost $2,228,898)		2,263,727
Sweden 2.2%
Castellum AB	78,775	1,737,815
Fabege AB	149,586	2,017,991
Fastighets AB Balder "B"*	31,813	1,577,017
(Cost $2,965,290)		5,332,823
United Kingdom 6.1%
Big Yellow Group PLC	80,808	1,243,684
British Land Co. PLC	564,710	3,927,927
Derwent London PLC	29,804	1,327,369
Grainger PLC	458,105	1,685,771
Segro PLC	231,947	2,999,020
The PRS REIT PLC	498,999	601,628
Tritax EuroBox PLC 144A	399,902	555,506
Tritax EuroBox PLC 144A	227,125	315,076
UNITE Group PLC*	139,672	2,055,252
(Cost $10,720,732)		14,711,233
United States 55.3%
Agree Realty Corp. (REIT)	42,359	2,851,184
American Campus Communities, Inc. (REIT)	7,009	302,579
American Homes 4 Rent "A", (REIT)	113,889	3,797,059
Apartment Income REIT Corp. (REIT)	75,323	3,220,811
Apple Hospitality REIT, Inc. (REIT)	191,343	2,787,868
AvalonBay Communities, Inc. (REIT)	38,694	7,139,430
CoreSite Realty Corp. (REIT) (b)	14,139	1,694,559
CyrusOne, Inc. (REIT)	25,062	1,697,199
Digital Realty Trust, Inc. (REIT)	1	115
EastGroup Properties, Inc. (REIT)	30,862	4,421,907

Empire State Realty Trust, Inc. "A", (REIT) (b)	249,966	2,782,122
EPR Properties (REIT)	32,179	1,499,220
Equity Residential (REIT)	91,315	6,540,893
Essential Properties Realty Trust, Inc. (REIT)	146,131	3,336,171
Extra Space Storage, Inc. (REIT)	46,394	6,149,525
Howard Hughes Corp.*	22,987	2,186,753
Kimco Realty Corp. (REIT)	231,779	4,345,856
Life Storage, Inc. (REIT)	55,285	4,751,789
Medical Properties Trust, Inc. (REIT)	135,916	2,892,292
MGM Growth Properties LLC "A", (REIT)	43,427	1,416,589
Mid-America Apartment Communities, Inc. (REIT)	36,209	5,227,131
NETSTREIT Corp. (REIT)	36,048	666,528
Omega Healthcare Investors, Inc. (REIT)	74,614	2,733,111
Park Hotels & Resorts, Inc. (REIT)	204,263	4,407,996
Prologis, Inc. (REIT)	95,401	10,112,479
Retail Properties of America, Inc. "A", (REIT)	272,136	2,851,985
Rexford Industrial Realty, Inc. (REIT)	76,135	3,837,204
Ryman Hospitality Properties, Inc. (REIT)	20,729	1,606,705
Sabra Health Care REIT, Inc. (REIT)	90,226	1,566,323
Simon Property Group, Inc. (REIT)	74,620	8,489,517
SL Green Realty Corp. (REIT) (b)	65,863	4,609,751
STORE Capital Corp. (REIT)	69,119	2,315,487
Sun Communities, Inc. (REIT)	36,310	5,447,952
Ventas, Inc. (REIT)	73,392	3,914,729
VICI Properties, Inc. (REIT)	142,450	4,022,788
Weingarten Realty Investors (REIT)	52,826	1,421,548
Welltower, Inc. (REIT)	87,046	6,235,105
Weyerhaeuser Co. (REIT)	25,112	893,987
(Cost $99,837,661)		134,174,247
Total Common Stocks (Cost $181,578,400)		240,921,392

Securities Lending Collateral 4.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d) (Cost $10,976,774)	10,976,774	10,976,774

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 0.04% (c) (Cost $701,617)	701,617	701,617

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $193,256,791)	104.1	252,599,783
Other Assets and Liabilities, Net	(4.1)	(9,947,675)
Net Assets	100.0	242,652,108
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 4.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d)
3,225,035	7,751,739 (e)	—	—	—	1,708	—	10,976,774	10,976,774

Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 0.04% (c)
—	16,430,992	15,729,375	—	—	146	—	701,617	701,617
3,225,035	24,182,731	15,729,375	—	—	1,854	—	11,678,391	11,678,391
*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $11,460,554, which is 4.7% of net assets.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $621,012.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CVA: Certificaten Van Aandelen (Certificate of Stock)
REIT: Real Estate Investment Trust
At March 31, 2021 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Diversified	50,747,268	21%
Apartments	38,954,016	16%
Industrial	23,398,459	10%
Office	21,604,760	9%
Shopping Centers	19,904,087	8%
Health Care	17,341,560	7%
Real Estate Services	14,570,714	6%
Storage	12,984,917	6%
Hotels	12,152,007	5%
Regional Malls	8,489,517	4%
Financials	6,829,112	3%
Specialty Services	5,523,389	2%
Manufactured Homes	5,447,952	2%
Retail	2,973,634	1%
Total	240,921,392	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$10,217,370	$51,576	$10,268,946
Belgium	—	2,335,395	—	2,335,395
Canada	7,440,618	—	—	7,440,618
France	—	6,299,572	—	6,299,572
Germany	—	10,657,025	—	10,657,025
Hong Kong	—	13,495,237	—	13,495,237
Japan	—	26,906,457	—	26,906,457
Singapore	—	7,036,112	—	7,036,112
Spain	—	2,263,727	—	2,263,727
Sweden	—	5,332,823	—	5,332,823
United Kingdom	—	14,711,233	—	14,711,233
United States	134,174,247	—	—	134,174,247
Short-Term Investments (a)	11,678,391	—	—	11,678,391
Total	$153,293,256	$99,254,951	$51,576	$252,599,783
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGRESF-PH1
R-080548-1 (1/23)